SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	6 Months Ended
Jun. 30, 2014
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2014	December 31, 2013
125,000,000 common shares of $1.00 par value each	125,000	125,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2014	December 31, 2013
93,359,000 common shares of $1.00 par value each (December 31, 2013: 93,260,000 shares)	93,359	93,260